Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of debt interest rate repricing [line items]
Debt instruments issued	£ (16,811)	£ (19,979)
Interest bearing debt	(16,811)	(19,979)
Floating and fixed rate debt | Between one and two years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,434)	(1,714)
Floating and fixed rate debt | Between two and three years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,475)	(1,490)
Floating and fixed rate debt | Between three and four years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(740)	(1,505)
Floating and fixed rate debt | Between four and five years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(2,350)	(748)
Floating and fixed rate debt | Between five and ten years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(3,031)	(4,736)
Floating and fixed rate debt | Greater than ten years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(5,124)	(6,001)
Floating and fixed rate debt | Rental payments due within one year
Disclosure of debt interest rate repricing [line items]
Debt, Current	(2,657)	(3,785)
Fixed rate interest
Disclosure of debt interest rate repricing [line items]
Interest bearing debt	(15,847)	(18,355)
Floating rate interest
Disclosure of debt interest rate repricing [line items]
Interest bearing debt	£ (964)	£ (1,624)